Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on December 31, 2019:		Net Income ($)(4)	Distributable Earnings ($)(5)
					TSR ($)(2)	Peer Group TSR ($)(3)
2023	12,399,811	23,823,989	2,751,405	3,318,842	158	80	400,556,657	452,478,707
2022	10,574,016	8,150,510	2,071,700	2,484,249	122	69	353,827,809	405,695,825
2021	13,439,509	29,011,520	1,985,752	2,219,060	153	94	377,806,794	313,728,736
2020	11,667,436	14,892,315	1,881,356	2,183,846	110	81	196,157,197	234,866,670

Company Selected Measure Name	distributable earnings
Peer Group Issuers, Footnote	Represents the TSR of FTSE Nareit Mortgage REITs for each respective year for comparison purposes.
PEO Total Compensation Amount	$ 12,399,811	$ 10,574,016	$ 13,439,509	$ 11,667,436
PEO Actually Paid Compensation Amount	$ 23,823,989	8,150,510	29,011,520	14,892,315
Adjustment To PEO Compensation, Footnote

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid ($)
CEO
2023	12,399,811	(3,927,947)	15,352,125	23,823,989
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
2020	11,667,436	(6,003,146)	9,228,025	14,892,315
Average of other NEOs
2023	2,751,405	(544,416)	1,111,853	3,318,842
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
2020	1,881,356	(113,066)	415,556	2,183,846
____________________
(i)Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.
(ii)Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.
(iii)The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments ($)
CEO
2023	8,456,019	1,075,293	4,339,732	1,481,081	15,352,125
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
2020	9,233,271	118,862	(1,304,467)	1,180,359	9,228,025
Average of other NEOs
2023	1,060,829	11,787	3,706	35,531	1,111,853
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888
2020	441,280	(1,286)	(53,252)	28,814	415,556

Non-PEO NEO Average Total Compensation Amount	$ 2,751,405	2,071,700	1,985,752	1,881,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,318,842	2,484,249	2,219,060	2,183,846
Adjustment to Non-PEO NEO Compensation Footnote

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid ($)
CEO
2023	12,399,811	(3,927,947)	15,352,125	23,823,989
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
2020	11,667,436	(6,003,146)	9,228,025	14,892,315
Average of other NEOs
2023	2,751,405	(544,416)	1,111,853	3,318,842
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
2020	1,881,356	(113,066)	415,556	2,183,846
____________________
(i)Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.
(ii)Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.
(iii)The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments ($)
CEO
2023	8,456,019	1,075,293	4,339,732	1,481,081	15,352,125
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
2020	9,233,271	118,862	(1,304,467)	1,180,359	9,228,025
Average of other NEOs
2023	1,060,829	11,787	3,706	35,531	1,111,853
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888
2020	441,280	(1,286)	(53,252)	28,814	415,556

Compensation Actually Paid vs. Total Shareholder Return
The following graphs compare the CAP of our CEO and the average CAP of the other NEOs to: (1) the Company’s cumulative TSR and the peer group TSR (which are also shown against each other in the same graphic); and (2) net income and distributable earnings over the three years presented.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs compare the CAP of our CEO and the average CAP of the other NEOs to: (1) the Company’s cumulative TSR and the peer group TSR (which are also shown against each other in the same graphic); and (2) net income and distributable earnings over the three years presented.

Total Shareholder Return Amount	$ 158	122	153	110
Peer Group Total Shareholder Return Amount	80	69	94	81
Net Income (Loss)	$ 400,556,657	$ 353,827,809	$ 377,806,794	$ 196,157,197
Company Selected Measure Amount	452,478,707	405,695,825	313,728,736	234,866,670
Additional 402(v) Disclosure	The TSR is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends. Represents the net income as reported in the Company’s audited financial statements for each respective year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Represents the distributable earnings as reported in the Company’s audited financial statements for each respective year. The Company has determined that distributable earnings is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to tie NEO compensation to Company performance for 2023. We define distributable earnings as net income attributable to common stockholders computed in accordance with GAAP, adjusted for accounting items such as depreciation and amortization (adjusted for unconsolidated joint ventures), non-cash stock-based compensation expense, income from mortgage servicing rights (“MSRs”), amortization and write-offs of MSRs, gains/losses on derivative instruments primarily associated with private label loans not yet sold and securitized, changes in fair value of GSE-related derivatives that temporarily flow through earnings (net of any tax impact), deferred tax provision (benefit), current expected credit loss provisions (adjusted for realized losses as described below), amortization of the convertible senior notes conversion option (in comparative periods prior to 2022) and gains/losses on the receipt of real estate from the settlement of loans (prior to the sale of the real estate). We also add back one-time charges such as acquisition costs and one-time gains/losses on the early extinguishment of debt and redemption of preferred stock. We reduce distributable earnings for realized losses in the period we determine that a loan is deemed nonrecoverable in whole or in part. Loans are deemed nonrecoverable upon the earlier of: (1) when the loan receivable is settled (i.e., when the loan is repaid, or in the case of foreclosure, when the underlying asset is sold); or (2) when we determine that it is nearly certain that all amounts due will not be collected. The realized loss amount is equal to the difference between the cash received, or expected to be received, and the book value of the asset.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,927,947)	$ (2,851,081)	$ (6,309,279)	$ (6,003,146)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,352,125	427,575	21,881,290	9,228,025
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	8,456,019	5,765,982	9,899,175	9,233,271
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,075,293	(5,181,827)	6,400,764	118,862
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,339,732	(1,585,597)	4,273,431	(1,304,467)
PEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,481,081	1,429,017	1,307,920	1,180,359
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(544,416)	(375,319)	(422,580)	(113,066)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,853	787,868	655,888	415,556
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,060,829	782,668	567,337	441,280
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	11,787	(12,184)	36,108	(1,286)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,706	(9,226)	30,046	(53,252)
Non-PEO NEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 35,531	$ 26,610	$ 22,397	$ 28,814